UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Real Asset Income and Growth Fund (JRI)
March 31, 2013

Shares	Description (1)							Value
	Common Stocks - 48.2% (35.0% of Total Investments)

	Air Freight & Logistics - 1.2%
20,339	Oesterreichische Post AG							$ 875,874
1,577,682	Singapore Post Limited							1,583,597
	Total Air Freight & Logistics							2,459,471
	Construction & Engineering - 0.9%
40,556	Vinci S.A.							1,827,074
	Electric Utilities - 4.5%
20,503	PPL Corporation							641,949
40,735	SP Ausnet							50,681
3,509,529	Spark Infrastructure Group							6,065,553
1,917	Terna-Rete Elettrica Nazionale SpA							7,937
156,598	Transmissora Alianca de Energia Eletrica S.A.							1,743,637
35,144	Unitil Corp.							988,601
	Total Electric Utilities							9,498,358
	Gas Utilities - 1.1%
3,831,297	Cityspring Infrastructure Trust							1,436,331
307,833	Infraestructura Energetica Nova SAB de CV, (2)							980,713
	Total Gas Utilities							2,417,044
	Independent Power Producers & Energy Traders - 1.1%
83,802	Brookfield Renewable Energy Partners LP							2,455,860
	Multi-Utilities - 5.2%
132,084	Centrica PLC							737,955
1,338,729	DUET Group							3,205,782
53,261	E.ON SE							929,874
69,709	National Grid PLC, Sponsored ADR							4,043,819
883,272	Vector Limited							2,106,245
	Total Multi-Utilities							11,023,675
	Oil, Gas & Consumable Fuels - 2.4%
14,823	Access Midstream Partners L.P.							598,404
1,640	Enbridge Energy Partners L.P.							49,430
14,796	Holly Energy Partners L.P.							593,320
15,658	Kinder Morgan Energy Partners L.P.							1,405,619
48,197	Williams Partners L.P.							2,496,605
	Total Oil, Gas & Consumable Fuels							5,143,378
	Real Estate Investment Trust - 23.4%
28,436	AmREIT Inc., Class B Shares							553,365
166,137	Apollo Commercial Real Estate Finance							2,922,350
790,530	Ascendas Real Estate Investment Trust							1,657,095
40,909	Aviv REIT, Inc., (2)							984,271
251,122	Campus Crest Communities Inc.							3,490,596
203,699	CapitaMall Trust							343,234
142,655	Colony Financial Inc.							3,166,941
88,394	Government Properties Income Trust							2,274,378
31,895	Hospitality Properties Trust							875,199
96,189	Kite Realty Group Trust							2,495,143
174,307	Lexington Corporate Properties Trust							2,056,823
45,535	Liberty Property Trust							1,810,016
15,747	Mack-Cali Realty Corporation							450,522
1,006,758	Mapletree Logistics Trust							986,182
101,071	Monmouth Real Estate Investment Corp							1,126,942
127,612	National Retail Properties, Inc.							4,615,726
1,017,300	Parkway Life REIT							2,075,034
46,522	Pebblebrook Hotel Trust							1,272,377
41,085	Select Income REIT							1,086,698
6,744	Senior Housing Properties Trust							180,942
52,465	STAG Industrial Inc.							1,115,931
88,352	Starwood Property Trust Inc.							2,452,651
41,220	Sun Communities Inc.							2,033,383
35,780	Sunstone Hotel Investors Inc.							954,610
469	Universal Health Realty Income Trust							27,066
141,699	Urstadt Biddle Properties Inc.							3,083,370
1,765,651	Westfield Realty Trust							5,551,691
	Total Real Estate Investment Trust							49,642,536
	Real Estate Management & Development - 0.3%
837,062	Ascendas India Trust							556,759
	Transportation Infrastructure - 8.1%
151,211	Abertis Infraestructuras S.A.							2,541,110
80,201	Atlantia SpA							1,266,566
4,818,337	Hutchison Port Holdings Trust							4,095,586
101,957	Jiangsu Expressway Company Limited							102,449
502	Kobenhavns Lufthavne							206,448
609,005	SATS Limited							1,492,623
274,633	Societa Iniziative Autostradali e Servizi SpA, (WI/DD)							2,571,641
1,305,662	Sydney Airport							4,458,801
87,124	Transuburban Group							578,725
	Total Transportation Infrastructure							17,313,949
	Total Common Stocks (cost $93,911,951)							102,338,104

Shares		Description (1)			Coupon		Ratings (3)	Value
	Convertible Preferred Securities - 2.6% (1.9% of Total Investments)
		Electric Utilities - 1.1%
19,244		NextEra Energy Inc.			5.889%		BBB	$ 1,049,760
23,306		PPL Corporation			8.750%		N/R	1,299,310
		Total Electric Utilities						2,349,070
		Real Estate Investment Trust - 1.5%
76,628		Alexandria Real Estate Equities Inc., (4)			7.000%		N/R	2,078,534
16,456		Ramco-Gershenson Properties Trust			7.250%		N/R	1,020,272
		Total Real Estate Investment Trust						3,098,806
		Total Convertible Preferred Securities (cost $4,977,465)						5,447,876

Shares		Description (1)			Coupon		Ratings (3)	Value
	$25 Par (or similar) Retail Structures - 43.2% (31.4% of Total Investments)
		Electric Utilities - 4.6%
1,032,220		First Philipine Holdings Corporation, (5)			8.723%		N/R	$ 2,529,331
111,036		NextEra Energy Inc.			5.000%		BBB	2,750,362
121,595		PPL Capital Funding, Inc.			5.900%		BB+	3,066,626
55,256		SCE Trust II			5.100%		BBB+	1,380,847
		Total Electric Utilities						9,727,166
		Multi-Utilities - 0.5%
700,000		RWE AG, (5)			7.000%		Baa2	1,138,068
		Oil, Gas & Consumable Fuels - 1.3%
104,469		NuStar Logistics, L.P.			7.625%		Ba2	2,800,814
		Real Estate Investment Trust - 33.4%
7,514		Apollo Commercial Real Estate Finance			8.625%		N/R	197,243
106,466		Cedar Shopping Centers Inc., Series A			7.250%		N/R	2,677,620
83,124		Coresite Realty Corporation			7.250%		N/R	2,177,849
26,032		Cousins Property Inc.			7.500%		N/R	660,172
14,335		Cousins Property Inc.			7.750%		N/R	367,549
77,296		Developers Diversified Realty Corporation, (2), (WI/DD)			6.250%		Ba1	1,920,806
157,569		Developers Diversified Realty Corporation			6.500%		Ba1	3,984,920
109,517		Equity Lifestyle Properties Inc.			6.750%		N/R	2,825,539
30,049		Excel Trust Inc.			8.125%		N/R	783,978
18,079		First Industrial Realty Trust, Inc., Series J			7.250%		B+	455,952
36,098		First Potomac Realty Trust			7.750%		N/R	938,548
144,132		General Growth Properties, Inc., (2)			6.375%		B	3,596,093
98,260		Glimcher Realty Trust, Series I, (5)			6.875%		B2	2,474,924
137,713		Glimcher Realty Trust, Series H			7.500%		B2	3,616,343
113,410		Hersha Hospitality Trust, (2)			6.875%		N/R	2,907,832
55,153		Hersha Hospitality Trust			8.000%		N/R	1,449,421
100,045		Investors Real Estate Trust			7.950%		N/R	2,632,184
50,151		Monmouth Real Estate Investment Corp.			7.875%		N/R	1,326,995
83,449		Pebblebrook Hotel Trust			6.500%		N/R	2,057,018
9,135		Pebblebrook Hotel Trust			7.875%		N/R	243,265
76,167		Penn Real Estate Investment Trust			7.375%		N/R	1,956,730
40,111		Penn Real Estate Investment Trust			8.250%		N/R	1,065,749
13,258		Post Properties, Inc., Series A			8.500%		Baa3	835,519
114,068		Retail Properties of America			7.000%		N/R	2,887,061
73,971		Sabra Health Care REIT, Inc., (5)			7.125%		B3	1,865,460
123,241		Saul Centers, Inc.			6.875%		N/R	3,225,217
117,940		SL Green Realty Corporation			6.500%		Ba2	3,052,287
227,449		Summit Hotel Properties Inc., (2)			7.125%		N/R	5,749,911
168,742		Summit Hotel Properties Inc., (2)			7.875%		N/R	4,378,855
44,248		Summit Hotel Properties Inc.			9.250%		N/R	1,214,165
55,295		Taubman Centers Incorporated, Series J			6.500%		N/R	1,437,117
119,468		Taubman Centers Incorporated, Series K, (2)			6.250%		N/R	2,985,505
60,005		Terreno Realty Corporation			7.750%		N/R	1,591,933
52,727		Urstadt Biddle Properties, Inc.			7.125%		N/R	1,421,520
		Total Real Estate Investment Trust						70,961,280
		Real Estate Management & Development - 2.0%
167,760		Forest City Enterprises Inc.			7.375%		BB-	4,266,137
		Specialty Retail - 1.4%
116,675		TravelCenters of America LLC			8.250%		N/R	2,998,548
	Total $25 Par (or similar) Retail Structures (cost $89,327,935)							91,892,013

Principal
Amount (000)		Description (1)			Coupon	Maturity	Ratings (3)	Value
		Corporate Bonds - 29.4% (21.4% of Total Investments)
		Building Products - 0.3%
$ 600		Corporativo Javer S.A. de C.V., 144A			9.875%	4/06/21	B+	$ 561,000
		Commercial Services & Supplies - 2.0%
1,720		ADS Waste Holdings Inc., 144A			8.250%	10/01/20	CCC+	1,853,300
2,425		Casella Waste Systems Inc.			7.750%	2/15/19	Caa1	2,309,812
4,145		Total Commercial Services & Supplies						4,163,112
		Communications Equipment - 0.7%
750		Goodman Networks Inc., 144A			13.125%	7/01/18	B	832,500
550		IntelSat Jackson Holdings			7.500%	4/01/21	B	611,875
1,300		Total Communications Equipment						1,444,375
		Diversified Financial Services - 4.6%
6,545		Origin Energy Finance Limited			7.875%	6/16/71	BB+	8,725,302
968		SinOceanic II ASA, 144A			10.000%	2/17/15	N/R	972,761
7,513		Total Diversified Financial Services						9,698,063
		Diversified Telecommunication Services - 0.4%
750		CyrusOne LP Finance, 144A			6.375%	11/15/22	B+	785,625
		Electric Utilities - 1.7%
727		APT Pipelines Limited			7.550%	9/30/72	N/R	791,735
1,700		Star Energy Geothermal (Wayang Windu) Limited, 144A			6.125%	3/27/20	N/R	1,695,750
850		TenneT Holding BV			6.655%	N/A (6)	BBB	1,182,971
3,277		Total Electric Utilities						3,670,456
		Health Care Providers & Services - 4.8%
1,100		Acadia Healthcare, 144A			6.125%	3/15/21	B3	1,135,750
1,600		HCA Holdings Inc.			6.250%	2/15/21	B-	1,706,000
880		HealthSouth Corporation			5.750%	11/01/24	BB-	882,200
1,300		IASIS Healthcare Corporation			8.375%	5/15/19	CCC+	1,366,625
1,500		Kindred Healthcare Inc.			8.250%	6/01/19	B-	1,488,750
1,975		National Mentor Holdings, 144A			12.500%	2/15/18	CCC+	2,133,000
1,500		Tenet Healthcare Corporation, 144A			6.750%	2/01/20	B3	1,612,500
9,855		Total Health Care Providers & Services						10,324,825
		Independent Power Producers & Energy Traders - 1.9%
1,417		Calpine Corporation, 144A			7.875%	1/15/23	BB	1,572,870
1,850		Mirant Americas Generation LLC			8.500%	10/01/21	BB-	2,169,125
300		NRG Energy Inc.			7.875%	5/15/21	BB	333,750
3,567		Total Independent Power Producers & Energy Traders						4,075,745
		IT Services - 0.9%
1,675		Zayo Escrow Corporation, 144A			10.125%	7/01/20	CCC+	1,972,313
		Marine - 0.9%
1,850		Navios Maritime Acquisition Corporation			8.625%	11/01/17	B	1,839,594
		Metals & Mining - 0.7%
1,600		WPE International Cooperatief U.A., 144A			10.375%	9/30/20	B+	1,488,000
		Oil, Gas & Consumable Fuels - 6.2%
1,525		Atlas Pipeline LP Finance, 144A			5.875%	8/01/23	B+	1,517,375
350		Cheniere Energy Inc., 144A			5.625%	2/01/21	BB+	363,125
600		Crosstex Energy Finance, 144A			7.125%	6/01/22	B+	636,000
1,250		Martin Mid-Stream Partners LP Finance, 144A			7.250%	2/15/21	B-	1,262,500
2,200		Niska Gas Storage US LLC			8.875%	3/15/18	B+	2,293,500
1,000		Northern Tier Energy LLC, 144A			7.125%	11/15/20	BB-	1,060,000
1,660		PBF Holding Company LLC, 144A			8.250%	2/15/20	BB+	1,826,000
2,000		United Refining Inc., 144A			10.500%	2/28/18	B+	2,260,000
2,000		Western Refining Inc., 144A			6.250%	4/01/21	BB-	2,045,000
12,585		Total Oil, Gas & Consumable Fuels						13,263,500
		Real Estate Management & Development - 0.6%
350		Kennedy-Wilson Inc., 144A			8.750%	4/01/19	BB-	378,000
750		Kennedy-Wilson Inc.			8.750%	4/01/19	BB-	810,000
1,100		Total Real Estate Management & Development						1,188,000
		Road & Rail - 1.9%
2,181		Inversiones Alsacia S.A., 144A			8.000%	8/18/18	Ba2	2,071,983
2,000		Watco Companies LLC Finance, 144A			6.375%	4/01/23	B3	2,057,500
4,181		Total Road & Rail						4,129,483
		Transportation Infrastructure - 1.8%
3,200		Eurogate GmbH			6.750%	N/A (6)	N/R	3,896,826
$ 57,198		Total Corporate Bonds (cost $60,479,604)						62,500,917

Principal
Amount (000)		Description (1)			Coupon	Maturity	Ratings (3)	Value
	$1,000 Par (or similar) Institutional Structures - 8.0% (5.8% of Total Investments)
		Construction & Engineering - 4.7%
$ 10,134		PHBS Limited			6.625%	N/A (6)	N/R	$ 10,089,715
		Diversified Financial Services - 1.8%
3,475		Royal Capital BV			8.375%	N/A (6)	N/R	3,776,456
		Electric Utilities - 1.5%
3,166		Electricite de France S.A.			5.250%	N/A (6)	A3	3,145,231
$ 16,775	Total $1,000 Par (or similar) Institutional Structures (cost $16,447,925)							17,011,402

Shares		Description (1)						Value
		Investment Companies - 0.9% (0.7% of Total Investments)
		Real Estate Management & Development - 0.9%
1,210,245		Starwood European Real Estate Finance Limited						$ 1,926,254
		Total Investment Companies (cost $1,950,492)						1,926,254

Principal
Amount (000)		Description (1)			Coupon	Maturity	Ratings (3)	Value
		Short-Term Investments - 5.2% (3.8% of Total Investments)
		U.S. Government and Agency Obligations - 0.0%
$ 100		U.S. Treasury Bills			0.000%	6/27/13	Aaa	$ 99,983
		Repurchase Agreements - 5.2%
11,063		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $11,063,485, collateralized by $11,340,000 U.S. Treasury Notes, 0.500%, due 7/31/17, value $11,287,643			0.010%	4/01/13	N/A	11,063,473
$ 11,173		Total Short-Term Investments (cost $11,163,451)						11,163,456
		Total Investments (cost $278,258,823) - 137.5%						292,280,022
		Borrowings - (36.7)% (7), (8)						(78,000,000)
		Other Assets Less Liabilities - (0.8)% (9)						(1,770,827)
		Net Assets - 100%						$212,509,195

Investments in Derivatives as of March 31, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation) (9)
JPMorgan	$29,250,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$127,258
JPMorgan	29,250,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	337,774
								$465,032

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

				Level 1		Level 2	Level 3	Total
	Long-Term Investments:
	Common Stocks			$ 102,338,104		$ –	$ –	$ 102,338,104
	Convertible Preferred Securities			3,369,342		2,078,534	–	5,447,876
	$25 Par (or similar) Retail Structures			83,884,230		8,007,783	–	91,892,013
	Corporate Bonds			–		62,500,917	–	62,500,917
	$1,000 Par (or similar) Institutional Structures			–		17,011,402	–	17,011,402
	Investment Companies			1,926,254		–	–	1,926,254
	Short-Term Investments:
	U.S. Treasury Bills			–		99,983	–	99,983
	Repurchase Agreements			–		11,063,473	–	11,063,473
	Derivatives:
	Interest Rate Swaps*			–		465,032	–	465,032
	Total			$ 191,517,930		$ 101,227,124	$ –	$ 292,745,054

	* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2			Level 3
	Transfers In	(Transfers Out)	Transfers In		(Transfers Out)	Transfers In		(Transfers Out)
	$ 31,020,120	$ –	$ –		$ (31,020,120)	$ –		$ –

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $278,984,580.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

	Gross unrealized:
	Appreciation							$ 14,575,246
	Depreciation							(1,279,804)

	Net unrealized appreciation (depreciation) of investments							$ 13,295,442

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)		All percentages shown in the Portfolio of Investments are based on net assets.
(2)		Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)		For fair value measurement disclosure purposes, Convertible Preferred Security classified as Level 2.
(5)		For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.
(6)		Perpetual security. Maturity date is not applicable.
(7)		Borrowings as a percentage of Total Investments is 26.7%.
(8)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $150,715,953 have been pledged as collateral for Borrowings.

(9)		Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(10)		Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
N/A		Not applicable.
N/R		Not rated.
ADR		American Depositary Receipt.
REIT		Real Estate Investment Trust.
USD-LIBOR-BBA		United States Dollar-London Inter-Bank Offered Rate.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

WI/DD		Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013